LEASE	12 Months Ended
Sep. 30, 2024
Lease
LEASE

NOTE 16 – LEASE

The Company leases office spaces and factories under non-cancelable operating leases, with terms from 24 to 120 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	As of September 30,
	2024	2023
	US$	US$
Operating lease ROU assets	$668,259	$712,065

Operating lease liabilities - current	$68,291	$62,057
Operating lease liabilities - non-current	602,735	650,007
Total operating lease liabilities	$671,026	$712,064

On January 1, 2023, Nanjing Lishui Technology Development Co., Ltd leased a workplace at Room 221, Zone B, Smart Entrepreneurship Park, 368 Zhe Ning East Road, Nanjing City, Jiangsu Province to Leishen Nanjing. The term is two years and the rent is RMB17,280 ($2,466) per year.

On April 1, 2023, Sichuan TIBO Fluid Technology Co., Ltd. leased the factory at Shiliba Industrial Park, Xinshi Town, Jianyang City, Sichuan Province to China Oil Blue Ocean. The term is ten years and the rent is RMB6,440,367 ($919,000) in total.

On January 1, 2024, Li Hongliang leased a workplace in Sichuan Province to Sichuan Leishen Green Energy. The term is two years and the rent is RMB10,000 ($1,427) per year.

As of September 30, 2024
Weighted-average remaining lease term	8 years

Weighted-average discount rate	4.3%

A summary of lease cost recognized in Company’s CFS and supplemental cash flow information for operating leases is as follows for the years ended September 30, 2024, 2023 and 2022:

	2024	2023	2022
	US$	US$	US$
Operating lease cost	$93,764	$85,630	$109,784
Cash paid for operating leases	$2,262	$85,630	$81,989

A summary of maturity of operating lease liabilities under the Company’s non-cancelable operating leases as of September 30, 2024 is as follows:

Year ending September 30,	US$
2025	$141,552
2026	93,335
2027	91,908
2028	91,908
After 2028	367,632
Total lease payments	786,335
Less: Imputed Interest	(115,309)
Present value of operating lease liabilities	$671,026